OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES

As at December 31 (millions of dollars)	2025	2024
Post-retirement and post-employment benefit liability (Note 18)	1,672	1,590
Asset retirement obligations (Note 20)	43	38
Environmental liabilities (Note 19)	37	36
Lease obligations (Note 21)	29	41
Derivative liabilities (Note 16)	—	3
Other long-term liabilities	42	43
	1,823	1,751